Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,221,000
Previously Paid Amount	0.00
Total Fee Amount	168.62
Total Offset Amount	0.00
Net Fee	168.62
Narrative - Max Aggregate Offering Price	$ 1,221,000
Final Prospectus	true